EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended March 31,
	2022	2021

Net loss attributable to the common stockholders	$(678,046)	$(461,682)

Basic weighted average outstanding shares of common stock	37,295,803	35,266,601
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	37,295,803	35,266,601

Loss per share:
Basic and diluted	$(0.02)	$(0.01)

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2021	2020

Net loss attributable to the common stockholders	$(3,004,619)	$(1,259,590)

Basic weighted average outstanding shares of common stock	36,396,585	7,351,272
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	36,396,585	7,351,272

Loss per share:
Basic and diluted	$(0.08)	$(0.17)